Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and equivalents	$ 48,160	$ 54,017
Trade receivables, less allowances of $14,438 and $19,602, respectively	217,420	252,068
Other receivables, net	66,810	56,273
Inventories	197,307	210,564
Prepaid expenses	38,818	49,733
Other current assets	14,549	6,540
Total current assets	583,064	629,195
Property, plant and equipment, net	397,029	390,773
Investments and other assets, net	110,220	108,077
Trademarks	426,085	426,085
Goodwill	18,095	18,095
Other intangible assets, net	77,545	86,913
Total assets	1,612,038	1,659,138
Current liabilities:
Current portion of long-term debt and capital lease obligations	4,703	2,271
Accounts payable	223,286	248,273
Accrued liabilities	150,955	158,034
Total current liabilities	378,944	408,578
Long-term debt and capital lease obligations, net of current portion	637,518	629,353
Accrued pension and other employee benefits	89,381	77,066
Deferred gain – sale of shipping fleet	0	6,290
Deferred tax liabilities	104,365	103,679
Other liabilities	78,496	59,734
Total liabilities	1,288,704	1,284,700
Shareholders' equity:
Common stock, $.01 par value (47,112,311 and 46,829,913 shares outstanding, respectively)	471	468
Capital surplus	845,392	839,664
Accumulated deficit	(502,447)	(439,911)
Accumulated other comprehensive loss	(20,082)	(25,783)
Total shareholders' equity	323,334	374,438
Total liabilities and shareholders' equity	$ 1,612,038	$ 1,659,138